UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Daniel Bender     McLean, VA     October 28, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $76,972 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MGMT INC            COM              035710409     1135    84390 SH       SOLE                    84390
ASSURANT INC                   COM              04621x108     2476    45010 SH       SOLE                    45010
CAPITALSOURCE INC              COM              14055X102      938    76290 SH       SOLE                    76290
FREIGHTCAR AMER INC            COM              357023100     2024    69142 SH       SOLE                    69142
GOLDMAN SACHS GROUP INC        COM              38141G104     1165     9100 SH       SOLE                     9100
GOODYEAR TIRE & RUBR CO        COM              382550101     3361   219500 SH       SOLE                   219500
GOOGLE INC                     CL A             38259p508     2403     6000 SH       SOLE                     6000
GRAFTECH INTL LTD              COM              384313102     2774   183600 SH       SOLE                   183600
LABORATORY CORP AMER HLDGS     COM NEW          50540r409     1758    25300 SH       SOLE                    25300
O REILLY AUTOMOTIVE INC        COM              686091109     3201   119570 SH       SOLE                   119570
PHILLIPS VAN HEUSEN CORP       COM              718592108      760    20100 SH       SOLE                    20100
PINNACLE ENTMT INC             COM              723456109      712    94240 SH       SOLE                    94240
PROSHARES TR                   REAL EST PRO     74347R552    26408   343000 SH       SOLE                   343000
REPUBLIC AWYS HLDGS INC        COM              760276105    15267  1498245 SH       SOLE                  1498245
SANDERSON FARMS INC            COM              800013104     4695   127800 SH       SOLE                   127800
SKECHERS U S A INC             CL A             830566105     1350    80200 SH       SOLE                    80200
SLM CORP                       COM              78442p106     1787   144810 SH       SOLE                   144810
THORNBURG MTG INC              PFD CONV SER F   885218701      679  1233650 SH       SOLE                  1233650
VIACOM INC NEW                 CL B             92553p201     4079   164230 SH       SOLE                   164230